Other Operating Costs (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary Other Operating Costs

Other operating costs consist of the following:

	For the year ended
€ thousand	December 31, 2023	December 31, 2022	December 31, 2021
Legal and consulting fees	8,129	6,955	2,477
Office and IT costs	4,680	4,236	3,282
Insurance	3,106	4,855	803
Other business supplies, equipment and services	2,529	1,835	1,396
Incidental rental costs and maintenance	1,860	814	696
Selling and travel costs	1,115	2,279	1,638
Disposals of property, plant and equipment	630	0	0
Loss allowance on trade receivables (ECL)	337	0	0
Onerous contracts	0	0	240
Other costs	836	1,108	1,298
Total	23,222	22,082	11,830